Employee Benefit Plans	12 Months Ended
Dec. 31, 2025
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employee Benefit Plans
(14)	Employee Benefit Plans
Pension Plan, Retirement Income Maintenance Plan (the “RIM Plan”), Post-retirement Plan, and Split-Dollar Life Insurance Plans
The Company maintains a single employer,
tax-qualified
defined benefit pension plan (the “Pension Plan”) which covers full-time employees hired prior to October 1, 2018, that satisfied the Pension Plan’s eligibility requirements. The benefits are based on years of service and the employee’s average compensation for the highest five consecutive years of employment.
The Company’s policy is to fund at least the minimum contribution required by the Employee Retirement Income Security Act of 1974. GAAP requires an employer to: (a) recognize in its statement of financial position the over-funded or under-funded status of a defined benefit post-retirement plan measured as the difference between the fair value of plan assets and the benefit obligation; (b) measure a plan’s assets and its obligations that determine its funded status at the end of the employer’s fiscal year (with limited exceptions); and (c) recognize as a component of other comprehensive income (loss), net of tax, the actuarial gains and losses and the prior service costs and credits that arise during the period. The assets of the plan are primarily invested in fixed income and equity funds.
The Company also maintains a Retirement Income Maintenance Plan (the “RIM” Plan), which is a non-qualified
defined benefit plan which provides benefits to all employees of the Company if their benefits under the Pension Plan are limited by Internal Revenue Code 415 and 401(a)(17).
In addition, the Company provides certain health care and life insurance benefits to eligible retired employees under a Post-retirement Plan. The Company accrues the cost of retiree health care and other benefits during the employees’ period of active service. Effective January 1, 2019, the Post-retirement Plan was closed to new hires.
The Company also provides life insurance benefits to eligible employees under an endorsement split-dollar life insurance program. The Company recognizes a liability for future benefits applicable to endorsement split-dollar life insurance arrangements that provide death benefits post-retirement. Through its mergers, the Company recognized additional liability for future benefits applicable to endorsement split-dollar life insurance arrangements that provide death benefits post-retirement under the benefit programs of certain other previously acquired banks.

Pension Plan, Retirement Income Maintenance Plan (the “RIM Plan”), Post-retirement Plan, and Split-Dollar Life Insurance Plans (continued)

The following table sets forth information regarding the Pension Plan, RIM, Post-retirement Plan and Split-Dollar Life Insurance Plans at December 31, 2025 and 2024:

	At December 31,
	2025	2024	2025	2024	2025	2024	2025	2024
	Pension Plan		RIM Plan		Post-retirement Plan		Split-Dollar Life Insurance
	(In thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$246,890	$255,868	$12,812	$13,550	$22,271	$21,148	$15,791	$16,957
Service cost	3,786	4,504	209	245	206	269	229	229
Interest cost	13,092	12,784	675	649	1,148	1,118	864	834
Actuarial loss (gain)	7,396	(15,168)	293	(1,287)	(369)	(2,150)	1,203	(2,102)
Benefits paid	(16,225)	(11,098)	(455)	(345)	(1,071)	(617)	—	(127)
Impact of plan merger (1)	—	—	—	—	—	2,503	—	—

Benefit obligation at end of year	254,939	246,890	13,534	12,812	22,185	22,271	18,087	15,791

Change in plan assets:
Fair value of plan assets at beginning of year	477,763	453,559	—	—	—	—	—	—
Actuarial return gain on plan assets	59,150	35,302	—	—	—	—	—	—
Employer contributions	—	—	455	345	1,071	617	—	127
Benefits paid	(16,225)	(11,098)	(455)	(345)	(1,071)	(617)	—	(127)
Impact of plan merger (1)	—	—	—	—	—	—	—	—

Fair value of plan assets at end of year	520,688	477,763	—	—	—	—	—	—

Funded status at end of year	$265,749	$230,873	$(13,534)	$(12,812)	$(22,185)	$(22,271)	$(18,087)	$(15,791)

(1)	During 2024, the RSI Post-retirement Plan was merged into the Columbia Bank Post-retirement Plan.
At December 31, 2025 and 2024, the unfunded liability for the RIM Plan and Post-retirement Plan of $13.5 million and $12.8 million, and $22.2 million and $22.3 million, respectively, was included in other liabilities in the Consolidated Statements of Financial Condition, and the over-funded pension benefits associated with the Pension Plan totaling $265.7 million and $230.9 million, respectively, were included in other assets in the Consolidated Statements of Financial Condition.
The actuarial gains/losses related to the change in benefit obligations for the year ended December 31, 2025 resulted from a decrease in the discount rates and the update of census data. The actuarial gains related to the change in the benefit obligations for the year ended December 31, 2024 resulted from an increase in the discount rates and the update of census data.

Pension Plan, Retirement Income Maintenance Plan (the “RIM Plan”), Post-retirement Plan, and Split-Dollar Life Insurance Plans (continued)

The components of accumulated other comprehensive income related to the Pension Plan, RIM Plan, and Post-retirement Plan and Split-Dollar Life Insurance Plan on a pre-tax
basis, at December 31, 2025, 2024, and 2023, are summarized in the following table:

	At December 31,
	2025				2024
	Pension Plan	RIM Plan	Post- retirement Plan	Split- Dollar Life Insurance	Pension Plan	RIM Plan	Post- retirement Plan	Split- Dollar Life Insurance
	(In thousands)
Unrecognized prior service costs	$—	$—	$—	$133	$—	$—	$—	$183
Unrecognized net actuarial loss (income)	23,672	998	(2,207)	(794)	40,412	704	(1,835)	(2,086)

Total accumulated other comprehensive loss (income)	$23,672	$998	$(2,207)	$(661)	$40,412	$704	$(1,835)	$(1,903)

	At December 31, 2023
	Pension Plan	RIM Plan	Post- retirement Plan	Split- Dollar Life Insurance
	(In thousands)
Unrecognized prior service costs	$—	$—	$—	$238
Unrecognized net actuarial loss	59,463	2,102	787	16

Total accumulated other comprehensive loss	$59,463	$2,102	$787	$254

Net periodic (income) benefit cost for the Pension Plan, RIM Plan, Post-retirement Plan and Split-Dollar Life Insurance plan benefits for the years ended December 31, 2025 and 2024, and 2023, includes the following components:

	For the Year Ended December 31, 2025
	Pension Plan	RIM Plan	Post- retirement Plan	Split-Dollar Life Insurance	Affected Line Item in the Consolidated Statements of Income
	(In thousands)
Service cost	$3,786	$209	$206	$229	Compensation and employee benefits
Interest cost	13,092	675	1,148	864	Other non-interest expense
Expected return on plan assets	(35,014)	—	—	—	Other non-interest expense
Amortization:
Prior service cost	—	—	—	50	Other non-interest expense
Net (income)	—	—	—	(89)	Other non-interest expense

Net periodic (income) benefit cost	$(18,136)	$884	$1,354	$1,054

	For the Year Ended December 31, 2024
	Pension Plan	RIM Plan	Post- retirement Plan	Split-Dollar Life Insurance	Affected Line Item in the Consolidated Statements of Income
	(In thousands)
Service cost	$4,504	$245	$269	$229	Compensation and employee benefits
Interest cost	12,784	649	1,118	834	Other non-interest expense
Expected return on plan assets	(32,701)	—	—	—	Other non-interest expense
Amortization:
Prior service cost	—	—	—	56	Other non-interest expense
Net loss (income)	1,283	110	(22)	—	Other non-interest expense

Net periodic (income) benefit cost	$(14,130)	$1,004	$1,365	$1,119

	For the Year Ended December 31, 2023
	Pension Plan	RIM Plan	Post- retirement Plan	Split-Dollar Life Insurance	Affected Line Item in the Consolidated Statements of Income
	(In thousands)
Service cost	$4,679	$277	$215	$277	Compensation and employee benefits
Interest cost	11,637	632	970	818	Other non-interest expense
Expected return on plan assets	(30,771)	—	—	—	Other non-interest expense
Amortization:
Prior service cost	—	—	—	56	Other non-interest expense
Net loss	796	57	—	—	Other non-interest expense

Net periodic (income) benefit cost	$(13,659)	$966	$1,185	$1,151

There were no contributions made to the Pension Plan during the year ended December 31, 2025.
The weighted average actuarial assumptions used in the plan determinations at and for the years ended December 31, 2025, 2024, and 2023 were as follows:

	At and For the Year Ended December 31, 2025
	Pension Plan	RIM Plan	Post- retirement Plan	Split-Dollar Life Insurance
Weighted average assumptions used to determine benefit obligation:
Discount rate	5.65%	5.45%	5.49%	5.74%
Rate of compensation increase	4.50	4.50	N/A	4.50
Weighted average assumptions used to determine net periodic benefit cost:
Discount Rates:
Benefit obligation	5.76%	5.67%	5.66%	5.81%
Remeasurement rate	5.66	N/A	N/A	N/A
Service cost	5.89	5.77	5.88	5.96
Remeasurement rate	5.89	N/A	N/A	N/A
Interest cost	5.47	5.40	5.36	5.56
Remeasurement rate	5.21	N/A	N/A	N/A
Expected rate of return on plan assets	7.30	N/A	N/A	N/A
Remeasurement rate	N/A	N/A	N/A	N/A
Rate of compensation increase	4.50	4.50	N/A	4.50

	At and For the Year Ended December 31, 2024
	Pension Plan	RIM Plan	Post- retirement Plan	Split-Dollar Life Insurance
Weighted average assumptions used to determine benefit obligation:
Discount rate	5.76%	5.67%	5.66%	5.81%
Rate of compensation increase	4.50	4.50	N/A	4.50
Weighted average assumptions used to determine net periodic benefit cost:
Discount Rates:
Benefit obligation	5.07%	5.01%	4.96%	5.11%
Remeasurement rate	5.51	N/A	N/A	N/A
Service cost	5.16	5.09	5.79	5.23
Remeasurement rate	5.60	N/A	N/A	N/A
Interest cost	4.96	4.89	4.87	4.99
Remeasurement rate	5.37	N/A	N/A	N/A
Expected rate of return on plan assets	7.25	N/A	N/A	N/A
Remeasurement rate	N/A	N/A	N/A	N/A
Rate of compensation increase	4.50	4.50	N/A	4.50

	At and For the Year Ended December 31, 2023
	Pension Plan	RIM Plan	Post- retirement Plan	Split-Dollar Life Insurance
Weighted average assumptions used to determine benefit obligation:
Discount rate	5.07%	5.01%	4.96%	5.11%
Rate of compensation increase	4.50	4.50	N/A	4.50
Weighted average assumptions used to determine net periodic benefit cost:
Discount Rates:
Benefit obligation	5.26%	5.21%	5.18%	5.31%
Remeasurement rate	5.19	N/A	N/A	N/A
Service cost	5.36	5.28	5.30	5.41
Remeasurement rate	5.26	N/A	N/A	N/A
Interest cost	5.14	5.10	5.07	5.19
Remeasurement rate	5.16	N/A	N/A	N/A
Expected rate of return on plan assets	7.50	N/A	N/A	N/A
Remeasurement rate	7.50	N/A	N/A	N/A
Rate of compensation increase	4.50	3.75	N/A	3.75
For measurement purposes in the Post-retirement Plan, the fiscal year 2025 weighted average health care cost trend rate assumption was 7.85% for pre-65-year
olds and 10.15% for
post-65
year olds, decreasing ratably to 4.50% through 2036, and the net periodic benefit cost was 8.30% for pre-65-year
olds and 10.75% for
post-65
year olds in 2024, decreasing ratably to 4.50% through 2035.
The Company provides its actuaries with certain rate assumptions used in measuring the respective benefit obligations. The most significant of these is the discount rate used to calculate the period-end
present value of the benefit obligations, and the expense to be included in the following year’s consolidated financial statements. A lower discount rate will result in a higher benefit obligation and expense, while a higher discount rate will result in a lower benefit obligation and expense. The discount rate assumption was determined based on a cash flow-yield curve model specific to the Company’s pension and post-retirement plans.

The Company compares this rate to certain market indices, such as long-term treasury bonds, or pension liability indices, for reasonableness. The Company’s expected return on plan assets assumption is based on historical investment return rate experience, evaluation of input from the trustee managing the pension plan’s assets and Columbia Bank’s Retirement and Savings and Investment Committee which has responsibility for managing these assets. The expected return on pension plan assets is also impacted by the target allocation of assets, which is based on the Company’s goal of earning the highest rate of return while maintaining risk at acceptable levels.
Estimated future benefit payments, which reflect expected future service, as appropriate for the next five years and thereafter are as follows:

For the Year Ended December 31,	Pension Plan	RIM Plan	Post-retirement Plan	Split-Dollar Life Insurance
	(In thousands)
2026	$13,772	$727	$1,670	$656
2027	14,731	872	1,771	731
2028	15,619	945	1,803	807
2029	16,373	992	1,808	881
2030	17,022	1,021	1,738	953
2031 – 2035	90,351	5,266	8,190	5,784
The weighted average asset allocation of pension assets at December 31, 2025 and 2024 were as follows:

	December 31,
	2025	2024
Domestic equities	34.4%	33.5%
Foreign equities	11.2	9.9
Fixed income	53.7	54.9
Cash	0.7	1.7

Total	100.0%	100.0%

Management, under the direction of Columbia Bank’s Pension Committee, strives to have pension assets sufficiently diversified so that adverse or unexpected results from one security class will not have a significant detrimental impact on the entire portfolio. The 2025 target allocation of assets and acceptable ranges around the targets are as follows:

Allowable Range
Equities	30 - 60%
Fixed income	40 - 70%
Cash	0 - 10%
Columbia Bank’s Retirement and Savings and Investment Committee engages an investment management advisory firm to regularly monitor the performance of the asset managers and ensure they are within compliance with policy. The maximum and minimum of the range for each class is based on the fair value of the assets in the fund. If changes in fair value should lead to allocations outside these boundaries, management shall adjust exposure back to the established guidelines within 90 days or reevaluate the guidelines.

The following tables present the assets that are measured at fair value on a recurring basis by level within the U.S. GAAP fair value hierarchy as reported on the Statements of Net Assets Available for Plan Benefits at December 31, 2025 and 2024, respectively. A financial instrument’s level within the fair value hierarchy’s is based on the lowest level of input that is significant to the fair value measurement.

	December 31, 2025
		Fair Value Measurements
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Money market mutual funds	$3,585	$3,585	$—	$—
Mutual funds - value stock fund	11,290	11,290	—	—
Mutual funds - fixed income	279,384	279,384	—	—
Mutual funds - international stock	58,293	58,293	—	—
Mutual funds - institutional stock index	168,136	168,136	—	—

	$520,688	$520,688	$—	$—

	December 31, 2024
		Fair Value Measurements
	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Money market mutual funds	$8,229	$8,229	$—	$—
Mutual funds - value stock fund	10,447	10,447	—	—
Mutual funds - fixed income	262,148	262,148	—	—
Mutual funds - international stock	47,314	47,314	—	—
Mutual funds - institutional stock index	149,625	149,625	—	—

	$477,763	$477,763	$—	$—

Money market and other mutual funds are reported at fair value in the tables above utilizing exchange quoted prices in active markets for identical instruments (Level 1 inputs).
Pension Plan and Post-retirement Plan
Acquired-RSI
Through the acquisition of RSI Bank on May 1, 2022, the Company acquired a funded pension plan and a non-funded
post-retirement plan (the “RSI Pension Plan”). Effective September 30, 2023, the RSI Pension Plan was merged, and all liabilities were transferred into the Columbia Bank Pension Plan. Effective January 1, 2024, the RSI Post-retirement Plan was merged, and all assets were transferred into the Columbia Bank Post-retirement Plan.
There were no unfunded liabilities at December 31, 2025, and no net periodic (income) expense for these plans for the years ended December 31, 2025 and 2024, due to the merger of the RSI plans into the Columbia Bank Plans.

Net periodic (income) benefit cost for the RSI Pension Plan and RSI Post-retirement Plan for the year ended December 31, 2023 includes the following components:

	For the Year Ended December 31, 2023
	Pension Plan	Post- retirement Plan	Affected Line Item in the Consolidated Statements of Income
	(In thousands)
Service cost	$—	$67	Compensation and employee benefits
Interest cost	305	107	Other non-interest expense
Expected return on plan assets	(487)	—	Other non-interest expense
Amortization:
Net loss	—	(61)	Other non-interest expense

Net periodic (income) benefit cost	$(182)	$113

The weighted average actuarial assumptions used in the assumed determinations at and for the year ended 2023 were as follows:

	At or For the Year Ended December 31, 2023
	Pension Plan	Post- retirement Plan
Weighted average assumptions used to determine benefit obligation:
Discount rate	—%	5.16%
Rate of compensation increase	N/A	N/A
Weighted average assumptions used to determine net periodic benefit cost:
Discount Rates:
Benefit obligation	5.24%	5.16%
Expected rate of return on plan assets	7.00%	N/A
Bank-owned life insurance (“BOLI”)
The Company has BOLI, which is a
tax-advantaged
transaction that is used to partially fund obligations associated with employee compensation and benefit programs. Policies are purchased insuring officers of the Company using a single premium method of payment. BOLI is accounted for using the cash surrender value and the increase in cash surrender value is included in non-interest
income in the Consolidated Statements of Income. At December 31, 2025 and 2024, the Company had $283.1 million and $274.9 million, respectively, in BOLI. BOLI income for the years ended December 31, 2025, 2024, and 2023 was $8.2 million, $7.3 million, and $10.1 million, respectively. In 2024, the Company initiated a BOLI 1035 Exchange, which was completed in 2025, and resulted in enhanced returns on this product.
Savings Income Maintenance Deferred Compensation Plan (the “SIM Plan”)
Columbia Bank also maintains a
non-qualified
defined contribution plan that provides supplemental benefits to certain executives who are prevented from receiving the full benefits contemplated by the 401(k) Plan under tax law limits for tax-qualified
plans. The contribution expense for the years ended December 31, 2025, 2024, and 2023, was approximately $1,000, $12,000, and $40,000, respectively.
401(k) Plans
Columbia Bank has a 401(k) plan covering substantially all employees of the Bank. Columbia Bank may match a percentage of the first 3.00% to 4.50% contributed by participants. The Bank’s matching contribution, if any, is determined by the Board of Directors in its sole discretion. The Company expense for the years ended December 31, 2025, 2024, and 2023, was approximately $2.9 million, $2.1 million, and $3.0 millio
n respectiv
ely.
Employee Stock Ownership Plan (“ESOP”)
Effective upon the consummation of the Company’s reorganization in April 2018, an ESOP was established for all eligible employees. The ESOP used $45.4 million in proceeds from a
20-year
term loan obtained from the Company to purchase 4,542,855 shares of Company common stock. The term loan principal is payable in installments through April 2038. Interest on the term loan is fixed at a rate of 4.75%.
Each year, Columbia Bank makes discretionary contributions to the ESOP, which are equal to principal and interest payments required on the term loan. Shares purchased with the loan proceeds were initially pledged as collateral for the term loan and is held in a suspense account for future allocation among participants. Contributions to the ESOP and shares released from the suspense account are allocated among the participants on the basis of compensation, as described by the ESOP in the year of allocation.
The ESOP shares pledged as collateral are reported as unearned ESOP shares in the Consolidated Statements of Financial Condition. As shares are committed to be released from collateral, the Company reports compensation expense equal to the average market price of the shares during the year, and the shares become outstanding for basic net income per common share computations. ESOP compensation expense for the years ended December 31, 2025, 2024, and 2023 was $3.4 million, $3.8 million and $4.1 million, respectively.
The ESOP shares were as follows:

	At December 31,
	2025	2024
	(In thousands)
Allocated shares	1,511	1,324
Unearned shares	2,793	3,021

Total ESOP shares	4,304	4,345

Fair value of unearned ESOP shares	$43,412	$47,757

SERP Plans
Columbia Bank has a SERP, which is a
non-qualified
plan which provides supplemental retirement benefits to eligible officers (those designated by the Board of Directors) of the Company who are prevented from receiving the full benefits contemplated by the ESOP’s benefit formulas under tax law limits for tax-qualified
plans. SERP compensation (benefit) expense for the years ended December 31, 2025, 2024, and 2023, was $40,000, $46,000, and $(32,000), respectively.
The Company also has a Supplemental Executive Retirement Plan for certain executives as designated by the Board of Directors to provide non-qualified
retirement benefits to participants. For the years ended December 31, 2025 and 2024, the Company recorded an expense of $194,000 and $96,000, respectively, in connection with this Plan. There was no expense recorded in connection with this plan for the year ended December 31, 2023.
Through the acquisition of Roselle Bank, the Company acquired a non-contributory
defined benefit supplemental executive retirement plan with the only participant being the former president of Roselle Bank. For the years ended December 31, 2025, 2024, and 2023, the Company recorded a net periodic benefit cost of $18,000, $19,000, and $20,000, respectively, in connection with this plan.
Through the acquisition of Freehold Bank, the Company acquired a non-contributory
defined benefit supplemental executive plan with the only participant being the former president of Freehold Bank. For the years ended December 31, 2025, 2024, and 2023 the Company recorded a net periodic benefit cost of $14,000, $4,000, and $2,000 respectively, in connection with this plan. At December 31, 2025, this plan was merged into the Roselle Bank supplemental executive retirement plan for financial reporting purposes.
Director Retirement Income Plan
Through the acquisition of Freehold Bank, the Company acquired a Director Retirement Income Plan, which provides former retired directors a benefit equal to $12,000 per annum, payable in equal installments over 120 months when the director reaches emeritus age, as defined by the plan. At December 31, 2024, the Company had an accrued liability of $354,000 related to this plan. For the years ended December 31, 2025, 2024, and 2023 the net periodic benefit cost (income) recorded in connection with this plan was $15,000, $(1,000) and $(24,000), respectively. At December 31, 2025, the Company had no accrued liability related to this plan as it was merged into the Roselle Bank supplemental executive retirement plan for financial statement purposes.
Executive Incentive Retirement Plan
Through the acquisition of RSI Bank, the Company acquired an executive incentive retirement plan. At December 31, 2025 and 2024, the Company had an accrued liability of $269,000 and $255,000, respectively, related to this plan. For the years ended December 31, 2025, 2024, and 2023, the expense recorded in connection with this plan was $20,000, $2,000 and $11,000, respectively.
Board of Directors and Executive Deferred Compensation Plan and Key Life Insurance Plan
Through the acquisition of RSI Bank, the Company acquired a deferred compensation plan for the former Board of Directors and executives. Under the terms of the plan, for directors who elected not to receive directors’ fees for a period of five years, their fees were used to purchase key insurance on the life of each director in the amount calculated to meet the Company’s obligations under the plan. Benefits payable under the plan, which accrue in accordance with a ten year schedule, consist of monthly payments commencing at age 65 or five years from the date the plan was implemented for those participants who already reached age 65. At December 31, 2025 and 2024, the Company had an accrued liability of $161,000 and $227,000, respectively, related to this plan. For the years ended December 31, 2025, 2024 and 2023, the expense recorded in connection with this plan was $7,000, $9,000 and $11,000, respectively.
Stock Based Deferral Plan and Directors Deferred Compensation Plan
In addition, Columbia Bank maintains a stock based deferral plan for certain executives and directors, and a cash based deferred compensation plan for directors. The Company records a deferred compensation equity account and corresponding contra-equity account for the cost of the shares held by the Stock Based Deferral Plan. Periodic adjustments to market are not required as participants do not have the option to take the distribution in cash. The Company records a liability for the amount deferred under the Directors Deferred Compensation Plan. There were no expenses recorded under these plans.
Stock Based Compensation
At the Company’s annual meeting of stockholders held on June 6, 2019, stockholders approved the Columbia Financial, Inc. 2019 Equity Incentive Plan (“2019 Plan”) which provides for the issuance of up to 7,949,996 shares (2,271,427 restricted stock awards and
5,678,569 stock options) of common stock.
On March 6, 2024, 185,279 shares of restricted stock were awarded, with a grant date fair value of $16.49 per share. To fund the grant of restricted common stock, the Company issued shares from authorized but unissued shares.
On March 7, 2024, 27,162 shares of restricted stock were awarded, with a grant date fair value of $16.57 per share. To fund the grant of restricted common stock, the Company issued shares from authorized but unissued shares.
On December 13, 2024, 38,389 shares of restricted stock were awarded, with a grant date fair value of $16.93 per share. To fund the grant of restricted common stock, the Company issued shares from authorized but unissued shares.

On March 3, 2025, 177,186 shares of restricted stock were awarded, with a grant date fair value of $16.23 per share. To fund the grant of restricted common stock, the Company issued shares from authorized but unissued shares.
On March 11, 2025, 32,070 shares of restricted stock were awarded, with a grant date fair value of $15.01 per share. To fund the grant of restricted common stock, the Company issued shares from authorized but unissued shares.
At December 31, 2025, there were 207,594 shares remaining available for future restricted stock awards, and 1,171,755 shares remaining available for future stock option grants under the plan.
Restricted shares granted under the 2019 Plan generally vest in equal installments, over the performance or service periods ranging from one year to five years, beginning one year from the date of grant. A portion of restricted shares awarded are performance awards, which vest upon the satisfactory attainment of certain corporate financial targets. Management recognizes compensation expense for the fair value of restricted shares on a straight-line basis over the requisite performance or service period. During the years ended December 31, 2025, 2024, and 2023, approximately $2.7 million, $3.5 million, and $4.1 million, respectively, in expense was recognized in regard to these awards. The expected future compensation expense related to the 438,894 non-vested
restricted shares outstanding at December 31, 2025 is approximately $3.1 million over a weighted average period of 1.2 years.
The following is a summary of the Company’s restricted stock activity during the years ended December 31, 2025 and 2024:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2024	435,541	$16.77
Grants	250,830	16.57
Vested	(237,882)	16.88
Forfeited	(5,930)	17.23

Non-vested at December 31, 2024	442,559	$16.59

Grants	209,256	16.04
Vested	(129,634)	17.44
Forfeited	(83,287)	16.27

Non-vested at December 31, 2025	438,894	$16.14

On March 6, 2024, options to purchase 286,265 shares of Company common stock were awarded with a grant date fair value of $6.13 per option. Stock options granted under the 2019 Plan generally vest in equal installments over the service period of three years beginning one year from the date of grant. These stock options were granted at an exercise price of $16.49, which represents the fair value of the Company’s common stock price on the grant date based on the closing market price and have an expiration period of approximately 10 years. The fair value of stock options granted was estimated utilizing the Black-Scholes option pricing model using the following assumptions: expected life of 6 years, risk-free rate of return of 4.12%, volatility of 29.13%, and a dividend yield of 0.00%.
On December 13, 2024, options to purchase 18,810 shares of Company common stock were awarded with a grant date fair value of $6.19 per option. Stock options granted under the 2019 Plan generally vest in equal installments over the service period of three years beginning one year from the date of grant. These stock options were granted at an exercise price of $16.93, which represents the fair value of the Company’s common stock price on the grant date based on the closing market price and have an expiration period of approximately 10 years. The fair value of stock options granted was estimated utilizing the Black-Scholes option pricing model using the following assumptions: expected life of 5 years risk-free rate of return of 4.25%, volatility of 32.89%, and a dividend yield of 0.00%.

On March 3, 2025 options to purchase 454,327 shares of Company common stock were awarded with a grant date fair value of $6.24 per option. Stock options granted under the 2019 Plan generally vest in equal installments over the service period of three years beginning one year from the date of grant. These stock options were granted at an exercise price of $16.23, which represents the fair value of the Company’s common stock price on the grant date based on the closing market price and have an expiration period of approximately 10 years. The fair value of stock options granted was estimated utilizing the Black-Scholes option pricing model using the following assumptions: expected life of six years, risk-free rate of return of 4.02%, volatility of 31.10%, and a dividend yield of 0.00%.
The expected life of the options represents the period of time that stock options are expected to be outstanding and is estimated using the simplified approach, which assumes that all outstanding options will be exercised at the midpoint of the vesting date and full contractual term. The risk-free rate of return is based on the rates on the grant date of a U.S. Treasury Note with a term equal to the expected option life. Since the Company recently converted to a public company and does not have sufficient historical price data, the expected volatility is based on the historical daily stock prices of Company stock plus a peer group of similar entities based on factors such as industry, stage of life cycle, size and financial leverage. The Company has not paid any cash dividends on its common stock.
Management recognizes expense for the fair value of these awards on a straight-line basis over the requisite service period. During the years ended December 31, 2025, 2024, and 2023, approximately $2.1 million, $3.0 million, and $3.9 million, respectively, in expense was recognized in regard to these awards. The expected future compensation expense related to the 659,453 non-vested
options outstanding at December 31, 2025 is $2.6 million over a weighted average period of 2.0 years.
The following is a summary of the Company’s option activity during the years ended December 31, 2025 and 2024:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding, January 1, 2024	3,584,069	$16.20	6.1	$11,602,267
Granted	305,075	16.52	—	—
Exercised	(86,920)	15.87	—	—
Expired	(16,788)	16.94	—	—
Forfeited	(28,404)	16.90	—	—

Outstanding, December 31, 2024	3,757,032	$16.22	5.4	$574,569
Granted	454,327	16.23	—	—
Exercised	(5,837)	16.10	—	—
Expired	(108,731)	16.17	—	—
Forfeited	(71,076)	16.36	—	—

Outstanding, December 31, 2025	4,025,715	$16.22	4.8	—

Options exercisable at December 31, 2025	3,366,262	$16.22	4.0	$—

The aggregate intrinsic value in the table above represents the total pre-tax
intrinsic value, the difference between the Company’s closing stock price on the last trading day of the period and the exercise price, multiplied by the number of in-the-money
options.
During the years ended December 31, 2025, 2024 and 2023, the aggregate intrinsic value of options exercised was approximately $4,000, $261,000, and $154,000, respectively.

Northfield Bancorp, Inc. [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employee Benefit Plans
(12)	Retirement Benefits
The Company has a 401(k) plan for its employees, which provides eligible employees (those salaried employees with at least 30 days of service) the opportunity to invest from 2% to 100% (subject to certain IRS limitations) of their base compensation in certain investment alternatives. The Company contributes an amount equal to 25% of employee contributions on the first 6% of base compensation contributed by eligible employees for the first three years of participation.

After three years of participation, the Company’s matching contribution increases from 25% to 50% of an employee’s contributions, on the first 6% of base compensation contributed by eligible employees. A member becomes fully vested in the Company’s contributions upon (a) completion of five years of service, or (b) normal retirement, early retirement, permanent disability, or death. The Company’s contribution to this plan amounted to approximately $755,000, $736,000, and $629,000 for the years ended December 31, 2025, 2024, and 2023, respectively.
The Company maintains the Northfield Bank ESOP. The ESOP is a tax-qualified
plan invested in the Company’s common stock. The ESOP provides employees with the opportunity to receive a funded retirement benefit from the Bank, based on the value of the Company’s common stock. The ESOP purchased 2,463,884 shares of the Company’s common stock in the Company’s initial public offering at a price of $7.13 per share, as adjusted. This purchase was funded with a loan from Northfield Bancorp, Inc. to the ESOP. The outstanding balance of the loan at December 31, 2025 and 2024 was $5.0 million and $5.9 million, respectively. The shares of the Company’s common stock purchased in the initial public offering are pledged as collateral for the loan. Shares are released for allocation to participants as loan payments are made. A total of 107,212 and 106,215 shares were released and allocated to participants of the ESOP for the years ended December 31, 2025 and 2024, respectively. Cash dividends on unallocated shares are utilized to satisfy required debt payments, which releases additional shares to participants.
Upon completion of the Company’s second-step conversion, a second ESOP was established for employees in 2013, which purchased 1,422,357 shares of the Company’s common stock at a price of $10.00 per share. The purchase was funded with a loan from Northfield Bancorp, Inc. to the second ESOP. The outstanding balance at December 31, 2025 and 2024 was $8.9 million and $9.4 million, respectively. The shares of the Company’s common stock purchased in the second-step conversion are pledged as collateral for the loan. Shares are released for allocation to participants as loan payments are made. A total of 54,792 and 54,083 shares were released and allocated to participants of the second ESOP for the years ended December 31, 2025 and 2024, respectively. Cash dividends on unallocated shares are utilized to satisfy required debt payments. Dividends on allocated shares are utilized to prepay debt which releases additional shares to participants.
ESOP compensation expense for both plans for the years ended December 31, 2025, 2024, and 2023 was $1.2 million, $1.1 million, and $1.3 million, respectively.
The Company maintains a Supplemental Employee Stock Ownership Plan (the “SESOP”), a
non-qualified
plan, that provides supplemental benefits to certain executives who are prevented from receiving the full benefits contemplated by the ESOP’s benefit formula due to tax law limits for tax-qualified
plans. The supplemental payments for the SESOP consist of cash payments representing the value of Company shares that cannot be allocated to participants under the ESOP due to legal limitations imposed on tax-qualified
plans. The Company’s required contributions to the SESOP plan were $30,000, $30,000, and $53,000 for the years ended December 31, 2025, 2024, and 2023, respectively.
The Company provides post-retirement medical and life insurance to a limited number of retired individuals. The Company also provides retiree life insurance benefits to all qualified employees, up to certain limits. The following tables set forth the funded status and components of postretirement benefit costs at December 31 measurement dates (in thousands):

	2025	2024	2023
Accumulated postretirement benefit obligation beginning of year	$968	$1,051	$815
Interest cost	53	51	53
Actuarial (gain) loss	20	(25)	289
Benefits paid	(88)	(109)	(106)

Accumulated postretirement benefit obligation end of year	953	968	1,051

Accrued liability (included in accrued expenses and other liabilities)	$953	$968	$1,051

The following table sets forth the amounts recognized in accumulated other comprehensive income (in thousands):

	December 31,
	2025	2024
Net loss	$164	$152
Prior service credit	(75)	(94)

Loss recognized in accumulated other comprehensive income	$89	$58

The estimated net loss and prior service credit that will be amortized from accumulated other comprehensive income into net periodic cost in 2026 are $6,000 and $19,000, respectively.
The following table sets forth the components of net periodic postretirement benefit costs for the years ended December 31, 2025, 2024, and 2023 (in thousands):

	December 31,
	2025	2024	2023
Interest cost	$53	$51	$53
Amortization of prior service credits	(19)	(19)	(19)
Amortization of unrecognized loss	7	9	4

Net postretirement benefit cost included in compensation and employee benefits	$41	$41	$38

The assumed discount rate related to plan obligations reflects the weighted average of published market rates for high-quality corporate bonds with terms similar to those of the plans expected benefit payments, rounded to the nearest quarter percentage point.
The Company’s discount rate and rate of compensation increase used in accounting for the plan are as follows:

	2025	2024	2023
Assumptions used to determine benefit obligation at period end:
Discount rate	5.61%	5.54%	4.83%
Rate of increase in compensation (1)	N/A	N/A	N/A
Assumptions used to determine net periodic benefit cost for the year:
Discount rate	5.54%	4.83%	5.02%
Rate of increase in compensation (1)	N/A	N/A	N/A

(1)	Since the covered population is only retirees, a compensation rate increase assumption was not used.
At December 31, 2025, a medical cost trend rate of 8.25% decreasing 0.50% per year thereafter until an ultimate rate of 4.75% is reached, was used in the plan’s valuation. The Company’s healthcare cost trend rates are based, among other things, on the Company’s own experience and third-party analysis of recent and projected healthcare cost trends.
A one percentage-point change in assumed healthcare cost trends would have the following effects (in thousands):

	One Percentage Point Increase		One Percentage Point Decrease
	2025	2024	2025	2024
Aggregate of service and interest components of net periodic cost (benefit)	$4	$4	$(4)	$(4)
Effect on accumulated postretirement benefit obligation	85	85	(76)	(76)
Benefit payments of approximately $88,000, $109,000, and $106,000 were made in 2025, 2024, and 2023, respectively. The benefits expected to be paid under the postretirement health benefits plan for the next five years are as follows: $90,000 in 2026; $96,000 in 2027; $97,000 in 2028; $97,000 in 2029; and $96,000 in 2030. The benefit payments expected to be paid in the aggregate for the years 2031 through 2035 are $427,000. The expected benefits are based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2025, and include estimated future employee service.
The Company maintains a nonqualified plan to provide for the elective deferral of all or a portion of director fees by members of the Board of Directors, deferral of all or a portion of the compensation and/or annual incentive compensation payable to eligible employees of the Company, and to provide to certain officers of the Company benefits in excess of those permitted to be paid by the Company’s savings plan, ESOP, and profit-sharing plan under the applicable Internal Revenue Code. The plan obligation was approximately $16.8 million and $15.8 million at December 31, 2025 and 2024, respectively, and is included in accrued expenses and other liabilities on the consolidated balance sheets. Income under this plan was $1.7 million for the year ended December 31, 2025, $1.7 million for the year ended December 31, 2024, and $1.7 million for the year ended December 31, 2023. The Company invests to fund this future obligation, in various mutual funds designated as trading securities. The securities are marked-to-market
through current period earnings as a component of
non-interest
income. Accrued obligations under this plan are credited or charged with the return on the trading securities portfolio as a component of compensation and benefits expense.